Business Acquisitions	12 Months Ended
Mar. 01, 2014
Business Acquisitions
BUSINESS ACQUISITIONS
There were no material business acquisitions made by the Company in fiscal 2014.
During fiscal 2013, the Company purchased for cash consideration 88% of the shares of Paratek Microwave Inc. (“Paratek”), representing all remaining shares of Paratek which were not previously held by the Company. Immediately prior to the acquisition date, the Company owned a 12% interest in Paratek. The non-controlling interest had a carrying value of $20 million and was re-measured at a fair value of $20 million, and resulted in no gain or loss. The valuation was based on the application of a minority interest discount to the aggregate purchase consideration paid and then allocating the implied value of Paratek, on a minority interest basis, across the shares outstanding. The acquired technology will be incorporated into the Company’s products to enhance radio frequency tuning technologies.
The acquisitions were accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed were measured at their fair values as of the date of acquisition. The excess of the acquisition price over such fair value, if any, is recorded as goodwill, which is not expected to be deductible for tax purposes. The Company includes the operating results of each acquired business in the consolidated financial statements from the date of acquisition.
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition for fiscal 2013:

For the year ended
March 2, 2013
Assets purchased
Current assets	$4
Property, plant and equipment	2
Other assets	4
Customer relationship intangible	10
Acquired technology	96
Deferred income tax asset	39
Goodwill(1)	31
186
Liabilities assumed	(23)
Deferred income tax liability	(38)
(61)
Net non-cash assets acquired	125
Cash acquired	1
Purchase price	$126
Consideration
Cash consideration	$93
Fair value of equity interest previously held	20
Contingent consideration(2)	13
$126
 _______________

(1)
Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. None of the goodwill resulting from certain assets purchased in fiscal 2013 is expected to be deductible for tax purposes. The entire goodwill balance was included in the goodwill impairment charge incurred in fiscal 2013, as discussed in Note 5.

(2)	The Company has agreed to additional consideration contingent upon the retention of key employees for a period of 24 months from the acquisition date.
The weighted-average amortization period of the acquired technology related to the business acquisition completed during the year ended March 2, 2013 is approximately 4.3 years.
Pro forma results of operations for the acquisitions have not been presented because the effects of the operations, individually or in aggregate, are not considered to be material to the Company’s consolidated results.